FINANCIAL INSTRUMENTS - Derivatives, Other Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) instrument	Dec. 31, 2016 USD ($) instrument
Derivative instruments in cash flow hedging relationships | Forward-starting interest rate swaps
Derivative Financial Instruments
Number of derivative instruments outstanding | instrument	0	0
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges	$ 0
Derivative instruments in cash flow hedging relationships | Forward-starting interest rate swaps | Maximum
Derivative Financial Instruments
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges		$ 1
Derivative instruments in cash flow hedging relationships | Foreign exchange forward contracts
Derivative Financial Instruments
Maximum length of time hedged	4 years
Notional amount	$ 7,800	$ 8,300
Average remaining maturity	8 months 12 days	8 months 12 days
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges	$ 27	$ 462
Gains (losses) expected to be reclassified to net income within the next 12 months	$ (81)	397
Derivative instruments in cash flow hedging relationships | Cross-currency swaps
Derivative Financial Instruments
Maximum length of time hedged	10 years
Notional amount	$ 6,500	1,400
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges	42	29
Gains (losses) expected to be reclassified to net income within the next 12 months	157	27
Net investment hedges
Derivative Financial Instruments
Notional amount	$ 7,000	$ 6,700
Average remaining maturity	2 months 12 days	2 months 12 days
Designated as hedging instruments | Interest rate swaps
Derivative Financial Instruments
Notional amount	$ 9,138	$ 7,338
Average remaining maturity	4 years 9 months 18 days	6 years 2 months 12 days
Not designated as hedging instruments - economic hedges | Foreign exchange contracts
Derivative Financial Instruments
Notional amount	$ 11,500	$ 12,700
Not designated as hedging instruments - economic hedges | Foreign exchange contracts | Maximum
Derivative Financial Instruments
Term of contract	1 year
Not designated as hedging instruments - economic hedges | Equity contracts hedging employee compensation obligations
Derivative Financial Instruments
Notional amount	$ 1,300	$ 1,200
Not designated as hedging instruments - economic hedges | Equity contracts hedging investment securities
Derivative Financial Instruments
Number of derivative instruments outstanding | instrument	0	0
Not designated as hedging instruments - economic hedges | Warrants qualifying as derivatives
Derivative Financial Instruments
Number of derivative instruments outstanding | instrument	0	0
Not designated as hedging instruments - economic hedges | Credit default swaps
Derivative Financial Instruments
Number of derivative instruments outstanding | instrument	0	0